SUBSEQUENT EVENTS (Details) - USD ($)	Jul. 30, 2026	Jun. 01, 2026	Nov. 27, 2023	Mar. 31, 2026	Mar. 20, 2026
SUBSEQUENT EVENTS (Details) [Line Items]
Shares of common stock for issuance			450,698
Digital assets (in Dollars)				$ 20,020,000
Implied value per coin (in Dollars per share)			$ 0
Consideration receivable (in Dollars)				$ 20,020,000	$ 20,020,000
Subsequent Event [Member] | 2026 Second Equity Incentive Plan [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Shares of common stock for issuance		12,000,000
Subsequent Event [Member] | AWA Coins [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Shares of common stock for issuance	205,512.5
Contractual obligation (in Dollars)	$ 20,020,000
Implied value per coin (in Dollars per share)	$ 97.42
Consideration receivable (in Dollars)	$ 20,020,000